Fees Summary	Jun. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 475,325,000.00
Total Fee Amount	65,642.38
Total Offset Amount	0.00
Net Fee	$ 65,642.38
Offering Table N/A
Offset Table N/A	N/A